Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Detail)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2017 JPY (¥) Property	Sep. 30, 2016 JPY (¥) Property	Sep. 30, 2017 JPY (¥) Property	Sep. 30, 2016 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 200	¥ 18	¥ 1,177	¥ 571
Write-downs due to decline estimated future cash flows, amount		187	827	295	838
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 0	¥ 0	¥ 0
Write-downs of the assets held for sale, number of properties | Property		0	0	0	0
Write-downs due to decline estimated future cash flows, amount		¥ 0	¥ 758	¥ 0	¥ 758
Write-downs due to decline estimated future cash flows, number of properties | Property		0	3	0	3
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 0	¥ 977	¥ 236
Write-downs of the assets held for sale, number of properties | Property		0	0	1	1
Write-downs due to decline estimated future cash flows, amount		¥ 187	¥ 0	¥ 187	¥ 0
Write-downs due to decline estimated future cash flows, number of properties | Property		2	0	2	0
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 0	¥ 0	¥ 317
Write-downs of the assets held for sale, number of properties | Property		0	0	0	1
Write-downs due to decline estimated future cash flows, amount		¥ 0	¥ 69	¥ 0	¥ 69
Write-downs due to decline estimated future cash flows, number of properties | Property		0	1	0	1
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 200	¥ 18	¥ 200	¥ 18
Write-downs due to decline estimated future cash flows, amount	[1]	¥ 0	¥ 0	¥ 108	¥ 11

[1]	For the "Others," the number of properties are omitted.